Share-based compensation	9 Months Ended
Sep. 30, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
12.	Share-based compensation:

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the nine months ended September 30, 2017 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of SARs	W.A. grant date FV	Number of units	W.A. grant date FV
December 31, 2016	56,861	$15.48	637,001	$14.55	2,438,197	$2.29	523,387	$16.71
Granted	107,270	8.97	90,000	6.85	—	—	88,293	5.93
Vested	(56,861)	15.48	—	—	—	—	(153,444)	14.67
Cancelled	(12,737)	9.53	—	—	(15,500)	3.40	(728)	14.73
September 30, 2017	94,533	$8.89	727,001	$13.60	2,422,697	$2.29	457,508	$15.31

In addition, 786,147 performance stock units were granted to the Company’s chief executive officer in May 2016. The weighted average grant date fair value was $10.23 per unit and as at September 30, 2017, all of the performance stock units were unvested.

During the three and nine months ended September 30, 2017, the Company amortized $1,516,000 and $5,282,000, respectively, (September 30, 2016 – $1,986,000 and $4,254,000) in compensation cost related to the above share-based compensation awards.

In July 2017, the chief executive officer’s (the “CEO”) employment agreement was amended in connection with his announced retirement to provide, among other things, that (i) the CEO would continue with the Company until December 31, 2017, (ii) any remaining transaction fees for transactions entered into prior to April 9, 2017 will be paid solely in Class A common shares, (iii) upon the CEO’s retirement on December 31, 2017 and subject to his execution and delivery of a release of claims, the unvested portion of restricted stock units granted in May 2016 will fully vest and the Company will issue to the CEO 200,000 Class A common shares in exchange for the cancellation of his outstanding performance stock units granted in May 2016.

In July 2017, 1,000,000 fully vested Class A common shares were granted to the Company’s chairman of the board (the “chairman”) in connection with his appointment to chairman. In addition, in August 2017, the chairman purchased 1,000,000 Class A common shares for $6.00 per share. As a result of these transactions, the Company recognized $6,920,000 in share-based compensation expense for the three and nine months ended September 30, 2017.

At September 30, 2017, there was an estimated $11,194,000 (December 31, 2016 – $14,527,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which costs are expected to be recognized over a weighted-average period of 10 months.

At September 30, 2017, there were 955,020 (December 31, 2016 – 1,253,635) shares remaining for issuance under the Company’s Stock Incentive Plan, as amended.

(a)	Restricted shares and phantom share units:

Class A common shares are issued on a one-for-one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years. During the nine months ended, the fair value of restricted shares vested was $880,000 (September 30, 2016 – $827,000).

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At September 30, 2017, 587,001 (December 31, 2016 – 537,001) of the outstanding phantom share units were vested and available for exchange by the holder.

12.Share-based compensation (continued):

(b)	Other share-based awards:

During the three and nine months ended September 30, 2017, the Company incurred nil and $1,872,000, respectively, in arrangement fees (September 30, 2016 - $1,600,000 and $7,598,000), all of which were paid in Class A common shares. In April 2017, the agreement governing the arrangement fees was terminated. Pursuant to the termination of the agreement, the Company will pay arrangement fees for any financings in process as at April 10, 2017 and completed prior to December 31, 2017. The Company paid a termination fee of $6,250,000 with 945,537 of its common shares which is included in Other expenses.

During the three and nine months ended September 30, 2017, the Company incurred $551,000 and $1,605,000, respectively, (September 30, 2016 – $1,278,000 and $4,890,000) in transaction fees that were capitalized to vessels, of which $551,000 and $1,573,000, respectively, (September 30, 2016 – $639,000 and $2,445,000) were paid in Class A common shares (note 2).

During the three and nine months ended September 30, 2017, the Company also recognized nil and $150,000, respectively, (September 30, 2016 – $150,000 and $450,000) in share-based compensation expenses related to the accrued portion of a performance based-bonus that may be settled in stock-based awards in future periods. The number of shares issued under each of these arrangements is based on volume weighted-average share prices as defined in the underlying agreements.